Expenses from Ordinary Activities (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Research and Development Expenses
Employee expenses	[1]	$ 2,698,139	$ 2,645,512	$ 2,223,807
Other research and development expenses	[1]	7,400,300	10,337,673	4,474,209
General and Administration Expenses
Depreciation on fixed assets		25,988	29,696	21,799
Depreciation on leased assets		86,439
Employee expenses (non R&D related)		617,889	735,775	909,756
Consultant and director expenses		742,390	1,477,369	1,279,014
Audit, internal control and other assurance expenses		217,506	208,972	186,660
Corporate compliance expenses		384,705	470,294	351,611
Insurance expenses		628,060	448,769	422,475
Office rental		72,757	132,836	142,233
Other administrative and office expenses		670,405	804,641	902,916
Other gains and losses
Foreign exchange (gain)/loss		$ (333,055)	$ (349,064)	$ 270,860

[1]	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Company.